Subsequent Events (Details) - USD ($)			3 Months Ended
	Aug. 07, 2019	Aug. 06, 2019	Jun. 30, 2019	Mar. 31, 2019	Aug. 01, 2019
Subsequent Event [Line Items]
Cash distribution payable			$ 100,000,000	$ 20,000,000
Subsequent Event
Subsequent Event [Line Items]
Total Enterprise Value					$ 27,000,000,000
Percentage of economic interest					54.00%
Cash distribution payable		$ 33,000,000
Subsequent Event | Class A common stock
Subsequent Event [Line Items]
Cash dividend declared	$ 0.08
Subsequent Event | Class B common stock
Subsequent Event [Line Items]
Cash dividend declared	$ 0.08